MICHAEL J. MURPHY ATTORNEY AT LAW +1 (312) 609-7738 mmurphy@vedderprice.com

October 30, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen AMT-Free Municipal Income Fund (the “Registrant”);
File Nos. 811-21213 and 333-184032

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization of Nuveen Premier Municipal Opportunity Fund, Inc. and Nuveen Premium Income Municipal Opportunity Fund into Nuveen AMT-Free Municipal Income Fund.

Please contact the undersigned at (312) 609-7738 or Deborah Bielicke Eades at (312) 609-7661 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Michael J. Murphy

MJM